UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                              ----------------
        This Amendment (Check only one.):   [ ]  is a restatement
                                            [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:      EJF Capital LLC

Address:   2107 Wilson Boulevard, Suite 410
           Arlington, VA  22201

Form 13F File Number:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Neal J. Wilson
Title:     Chief Operating Officer
Phone:     703-875-0591

Signature, Place, and Date of Signing:


 /s/ Neal J. Wilson                Arlington, VA                 7/23/2007
 ----------------------      ----------------------       ----------------------
  Neal J. Wilson                      Place                         Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     104

Form 13F Information Table Value Total:     $105,299(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE


                                                 FORM 13F INFORMATION TABLE

                                         TITLE
                                         OF                   VALUE     SHARES/PRN        PUT/  INVSTMT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER                  CLASS      CUSIP     (x$1000)     AMT     SH/PRN CALL  DSCRETN MANAGERS  SOLE   SHARED NONE
--------------------------------------  ---------  ---------  --------  ---------  -----  ----  ------  --------  -----  ------ ----
Aca Capital Holdings Inc Equity          COM       000833103     6,902    580,000    SH           SOLE          580,000    0    0
Advanced Magnetics Inc Equity            COM       00753P103     1,012     17,400    SH           SOLE           17,400    0    0
Aercap Holdings Nv Equity                SHS       N00985106       320     10,000    SH           SOLE           10,000    0    0
Aircastle Ltd Equity                     COM       G1029K104       597     15,000    SH           SOLE           15,000    0    0
Alexandria Real Estate Equit Equity      COM       015271109       290      3,000    SH           SOLE            3,000    0    0
Alexion Pharmaceuticals Inc Equity       COM       015351109       676     15,000    SH           SOLE           15,000    0    0
Allergan Inc Equity                      COM       018490102       461      8,000    SH           SOLE            8,000    0    0
Ameritrade Holding Corp Equity           COM       87236Y108     6,000    300,000    SH           SOLE          300,000    0    0
Amtrust Financial Services Equity        COM       032359309       940     50,000    SH           SOLE           50,000    0    0
Apple Computer Inc Equity                COM       037833100       305      2,500    SH           SOLE            2,500    0    0
Arris Group Inc Equity                   COM       04269Q100       220     12,500    SH           SOLE           12,500    0    0
August 07 Calls On Syt Us @ 35 Option    CALL      87160A100        21         50    SH    CALL   SOLE               50    0    0
August 07 Puts On Nrmx Us @20 Option     PUT       64215K951        83         60    SH     PUT   SOLE               60    0    0
Axcelis Technologies Inc Equity          COM       054540109     1,253    193,000    SH           SOLE          193,000    0    0
Biomed Realty Trust Inc Equity           COM       09063H107       377     15,000    SH           SOLE           15,000    0    0
Celgene Corp Equity                      COM       151020104       172      3,000    SH           SOLE            3,000    0    0
Cephalon Inc Equity                      COM       156708109       402      5,000    SH           SOLE            5,000    0    0
Chesapeake Energy Corp Equity            COM       165167107     1,650     47,700    SH           SOLE           47,700    0    0
Chicago Mercantile Exchange Equity       COM       167760107       267        500    SH           SOLE              500    0    0
China Medical Tech-Spon Adr Equity       ADR       169483104       318     10,000    SH           SOLE           10,000    0    0
Cisco Systems Inc Equity                 COM       17275R102     4,178    150,000    SH           SOLE          150,000    0    0
Cit Group Inc Equity                     COM       125581108     1,859     33,900    SH           SOLE           33,900    0    0
Coleman Cable Inc Equity                 COM       193459302     1,034     40,000    SH           SOLE           40,000    0    0
Corning Inc Equity                       COM       219350105     8,917    349,000    SH           SOLE          349,000    0    0
Cv Therapeutics Inc Equity               COM       126667104        66      5,000    SH           SOLE            5,000    0    0
CVS/Caremark Corp Equity                 COM       126650100       365     10,000    SH           SOLE           10,000    0    0
Cypress Bioscience Inc Equity            COM       232674507     1,558    117,500    SH           SOLE          117,500    0    0
Cytyc Corporation Equity                 COM       232946103       431     10,000    SH           SOLE           10,000    0    0
December 07 Calls On Dna Us @ 70 Option  CALL      368710906       182        200    SH    CALL   SOLE              200    0    0
December 07 Puts On Kci Us @ 55 Option   PUT       49460W958       112        200    SH     PUT   SOLE              200    0    0
Deerfield Triarc Capital Cor Equity      COM       244572301     2,739    187,200    SH           SOLE          187,200    0    0
Diamond Offshore Drilling Equity         COM       25271C102     1,980     19,500    SH           SOLE           19,500    0    0
E*Trade Financial Corp Equity            COM       269246104     5,119    231,743    SH           SOLE          231,743    0    0
Ensco International Inc Equity           COM       26874Q100     1,525     25,000    SH           SOLE           25,000    0    0
Fannie Mae Equity                        COM       313586109     3,364     51,500    SH           SOLE           51,500    0    0
Freddie Mac Equity                       COM       313400301       698     11,500    SH           SOLE           11,500    0    0
Freeport-Mcmoran Copper-B Equity         COM       35671D857     3,106     37,500    SH           SOLE           37,500    0    0
Genentech Inc Equity                     COM       368710406       378      5,000    SH           SOLE            5,000    0    0
Genesis Lease Ltd-Ads Equity             ADR       37183T107     3,836    140,000    SH           SOLE          140,000    0    0
Gentium Spa-Sponsored Adr Equity         ADR       37250B104       264     16,000    SH           SOLE           16,000    0    0
Genzyme Corp Equity                      COM       372917104       644     10,000    SH           SOLE           10,000    0    0
Globalsantafe Corp Equity                SHS       G3930E101     1,084     15,000    SH           SOLE           15,000    0    0
Google Inc-Cl A Equity                   COM       38259P508     1,045      2,000    SH           SOLE            2,000    0    0
Intuitive Surgical Inc Equity            COM       46120E602       278      2,000    SH           SOLE            2,000    0    0
January 08 Calls On Medx Us @ 17.5       CALL      583916901        20        250    SH    CALL   SOLE              250    0    0
Option
January 08 Calls On Thor Us @ 17.5       CALL      885175907        29        100    SH    CALL   SOLE              100    0    0
Option
July 07 Calls On Agn Us @50 Option       CALL      0184909GJ        38         50    SH    CALL   SOLE               50    0    0
July 07 Calls On Btu Us @ 55 Option      CALL      704549904         1         50    SH    CALL   SOLE               50    0    0
July 07 Calls On Ceph Us @ 80 Option     CALL      156708909        21        100    SH    CALL   SOLE              100    0    0
July 07 Calls On Jpm Us @ 50 Option      CALL      46625H900         9        250    SH    CALL   SOLE              250    0    0
July 07 Calls On Xnpt Us @ 40 Option     CALL      98411C900        92        200    SH    CALL   SOLE              200    0    0
July 07 Puts On Agn Us @50 Option        PUT       018490952         1        200    SH     PUT   SOLE              200    0    0
July 07 Puts On Dxcm Us @ 10 Option      PUT       252131957         7         40    SH     PUT   SOLE               40    0    0
Lehman Brothers Holdings Inc Equity      COM       524908100       569      7,500    SH           SOLE            7,500    0    0
LSI Logic Corp Equity                    COM       502161102       473     63,000    SH           SOLE           63,000    0    0
Memc Electronic Materials Equity         COM       552715104     2,445     40,000    SH           SOLE           40,000    0    0
Merck & Co. Inc. Equity                  COM       589331107       747     15,000    SH           SOLE           15,000    0    0
Mgic Investment Corp Equity              COM       552848103       569     10,000    SH           SOLE           10,000    0    0
Monsanto Co Equity                       COM       61166W101     1,013     15,000    SH           SOLE           15,000    0    0
Morgan Stanley Equity                    COM       617446448       629      7,500    SH           SOLE            7,500    0    0
Motorola Inc Equity                      COM       620076109     1,328     75,000    SH           SOLE           75,000    0    0
National-Oilwell Inc Equity              COM       637071101       730      7,000    SH           SOLE            7,000    0    0
November 07 Calls On Amag Us @ 60        CALL      00753P903        57        100    SH    CALL   SOLE              100    0    0
Option
Nymex Holdings Inc Equity                COM       62948N104       377      3,000    SH           SOLE            3,000    0    0
Oceaneering Intl Inc Equity              COM       675232102     2,895     55,000    SH           SOLE           55,000    0    0
October 07 Calls On Algn Us @ 20 Option  CALL      016255101       128        250    SH    CALL   SOLE              250    0    0
October 07 Calls On Cvtx Us @ 12.5       CALL      126667904       108        500    SH    CALL   SOLE              500    0    0
Option
October 07 Calls On Eye Us @ 30 Option   CALL      00763M908        58        100    SH    CALL   SOLE              100    0    0
Onyx Pharmaceuticals Inc Equity          COM       683399109       968     36,000    SH           SOLE           36,000    0    0
Palomar Medical Technologies Equity      COM       697529303       347     10,000    SH           SOLE           10,000    0    0
Payless Shoesource Inc Equity            COM       704379106       789     25,000    SH           SOLE           25,000    0    0
PDL BioPharna Inc Equity                 COM       69329Y104       816     35,000    SH           SOLE           35,000    0    0
Peabody Energy Corp Equity               COM       704549104       774     16,000    SH           SOLE           16,000    0    0
Pmi Group Inc/The Equity                 COM       69344M101     3,797     85,000    SH           SOLE           85,000    0    0
Qualcomm Inc Equity                      COM       747525103     2,386     55,000    SH           SOLE           55,000    0    0
Regeneron Pharmaceuticals Equity         COM       75886F107       358     20,000    SH           SOLE           20,000    0    0
Republic Airways Holdings In Equity      COM       760276105       346     17,000    SH           SOLE           17,000    0    0
Riverbed Technology Inc Equity           COM       768573107       219      5,000    SH           SOLE            5,000    0    0
Schwab (Charles) Corp Equity             COM       808513105     1,026     50,000    SH           SOLE           50,000    0    0
Seagate Technology Equity                SHS      G7945ZJ104       435     20,000    SH           SOLE           20,000    0    0
September 07 Calls On Holx Us @ 50       CALL      436440901        74        100    SH    CALL   SOLE              100    0    0
Option
September 07 Calls On Pozn Us @ 15       CALL      73941U902       280        500    SH    CALL   SOLE              500    0    0
Option
September 07 Calls On Unh Us @40 Option  CALL      91324P902       117        100    SH    CALL   SOLE              100    0    0
September 07 Calls On Wlp Us @ 80        CALL      94973V907        36        100    SH    CALL   SOLE              100    0    0
Option
September 07 Puts On Pozn Us @ 15        PUT       73941U952        98        400    SH     PUT   SOLE              400    0    0
Option
September 07 Puts On Qqqq Us @ 46        PUT       73935A954        38        428    SH     PUT   SOLE              428    0    0
Option
September 07 Puts On Spy Us @ 148        PUT       78462F8UR        58        171    SH     PUT   SOLE              171    0    0
Option
September 07 Puts On Xlf Us @ 36 Option  PUT       81369Y955        25        214    SH     PUT   SOLE              214    0    0
September 07 Puts On Xlf Us @ 37 Option  PUT       81369Y955        44        252    SH     PUT   SOLE              252    0    0
Shire Pharmaceuticals-Sp Adr Equity      ADR       82481R106       741     10,000    SH           SOLE           10,000    0    0
Sigma Designs Inc Equity                 COM       826565103       261     10,000    SH           SOLE           10,000    0    0
Sirius Satellite Radio inc Equity        COM       82966U103       302    100,000    SH           SOLE          100,000    0    0
Sunoco Inc Equity                        COM       86764P109       398      5,000    SH           SOLE            5,000    0    0
Syngenta Ag-Adr Equity                   ADR       87160A100       779     20,000    SH           SOLE           20,000    0    0
Thomas Properties Group Equity           COM       884453101     3,596    225,000    SH           SOLE          225,000    0    0
Time Warner Cable-A Equity               COM       88732J108       823     21,000    SH           SOLE           21,000    0    0
Tomotherapy Inc Equity                   COM       890088107       219     10,000    SH           SOLE           10,000    0    0
Travelers Cos Inc/The Equity             COM       89417E109       535     10,000    SH           SOLE           10,000    0    0
Unitedhealth Group Inc Equity            COM       91324P102       511     10,000    SH           SOLE           10,000    0    0
Valero Energy Corp Equity                COM       91913Y100     2,216     30,000    SH           SOLE           30,000    0    0
Vertex Pharmaceuticals Inc Equity        COM       92532F100       857     30,000    SH           SOLE           30,000    0    0
Vivus Inc Equity                         COM       928551100       575    110,000    SH           SOLE          110,000    0    0
Wellpoint Inc Equity                     COM       94973V107       798     10,000    SH           SOLE           10,000    0    0
Wyeth Equity                             COM       983024100       287      5,000    SH           SOLE            5,000    0    0
